Leases (Details) - Schedule of Group as a Lessee	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Group as a Lessee [Abstract]
Operating right-of-use assets	¥ 2,471,003	$ 348,033	¥ 7,580,536
Operating lease payment liabilities, current	2,471,003	348,033	3,866,910
Operating lease payment liabilities, non-current			3,558,380
Total	¥ 2,471,003		¥ 7,425,290